Investment Strategy	Jan. 29, 2026
Highland Capital Large Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-capitalization companies. The Fund defines large-capitalization companies as companies within the Russell 1000 Growth Index at the time of purchase.

The Fund is constructed utilizing a quantitative analysis of the equity markets in order to identify attractive securities and sectors within which to invest.  The firm's investment process is driven by an internal multi-factor model, which compiles fundamental and technical data on a universe of stocks comprised of the Russell 1000 Growth Index.  This data is gathered and analyzed on a weekly basis and is utilized to rank individual securities and broad market sectors according to relative attractiveness.  Securities considered for purchase into portfolios must rank within the top quartile of the investment universe. The quantitative modeling process screens broad market sectors and individual securities according to several factors, including but not limited to:

•Relative Valuation
•Earnings Momentum
•Earnings Growth
•Analyst Revisions
•Volatility
•Positive/Negative Surprises
•Overall Technical Strength
•Price-to-Earnings (P/E)
•Price-to-Book (P/B)
•Price-to-Sales (P/S)
•Price/Earnings to Growth (PEG) ratio
•Enterprise Value/EBITDA
•Dividend yield
•Relative Strength Index (RSI) factors

Each security within the Russell 1000 Growth Index is scored and ranked to reflect the attractiveness of its valuation and other relevant metrics as listed above.

The Fund identifies sectors that contain the highest concentration of top-ranked individual equities. These sectors are then overweighted in the Fund’s portfolio to enhance exposure to areas with favorable valuation dynamics.

Within each sector, the Fund focuses on individual securities that fall within the top quartile of the model’s rankings. Only those stocks with the strongest overall scores are selected for inclusion in the portfolio.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-capitalization companies.
Highland Capital Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-capitalization companies. The Fund defines large-capitalization companies as companies within the Russell 1000 Value Index at the time of purchase. The Fund employs a disciplined, quantitative, and value-oriented investment strategy designed to systematically identify securities with the most favorable value characteristics within the universe of the Russell 1000 Value Index. The Fund utilizes a proprietary quantitative model to rank all stocks within the Russell 1000 Value Index based on a range of value-oriented metrics. These metrics include but are not limited to:
•Price-to-Earnings (P/E)
•Price-to-Book (P/B)
•Price-to-Sales (P/S)
•Price/Earnings to Growth (PEG) ratio
•Enterprise Value/EBITDA
•Dividend yield
•Relative Strength Index (RSI) factors

Each security is scored and ranked to reflect the attractiveness of its valuation and other relevant metrics as listed above.

The Fund identifies sectors with the highest average rankings are overweighted, while lower-scoring sectors may be underweighted or excluded. Within the preferred sectors, security selection is focused on those equities ranked in the top quartile of the value universe. This rigorous screening process is designed to minimize emotional or behavioral biases and to maintain consistency in decision-making.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-capitalization companies.